UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Friess Small Cap Growth Fund
Schedule of Investments (Unaudited)
September 30, 2019

Shares		Cost	Value
COMMON STOCKS - 96.1%
COMMUNICATION SERVICES
	Interactive Media & Services - 3.2%
216,107	EverQuote, Inc., Class A +*	$2,134,584	$4,611,723
Total Communication Services		2,134,584	4,611,723

CONSUMER DISCRETIONARY
	Apparel Retail - 3.9%
188,763	American Eagle Outfitters, Inc.	3,194,615	3,061,736
82,855	Zumiez, Inc. *	2,196,823	2,624,432
	Automotive Retail - 2.2%
35,735	America's Car-Mart, Inc. *	2,629,954	3,276,899
	Footwear - 4.1%
107,168	Crocs, Inc. *	2,842,262	2,974,984
20,045	Deckers Outdoor Corp. *	1,401,363	2,953,831
	Home Furnishings - 0.6%
48,457	The Lovesac Co. +*	1,684,390	904,692
	Leisure Products - 2.1%
105,860	YETI Holdings, Inc. +*	3,385,324	2,964,080
	Restaurants - 2.6%
71,176	Papa John's International, Inc. +	3,461,654	3,726,064
Total Consumer Discretionary		20,796,385	22,486,718

CONSUMER STAPLES
	Packaged Foods & Meats - 2.1%
149,223	Nomad Foods, Ltd. *	3,097,281	3,059,071
	Personal Products - 2.5%
204,231	e.l.f. Beauty, Inc. *	3,304,698	3,576,085
Total Consumer Staples		6,401,979	6,635,156

ENERGY
	Oil & Gas Exploration & Production - 1.0%
1,017,357	Chesapeake Energy Corp. +*	1,642,427	1,434,474
	Oil & Gas Storage & Transportation - 2.5%
122,991	Scorpio Tankers, Inc.	3,429,254	3,660,212
Total Energy		5,071,681	5,094,686

FINANCIALS
	Insurance Brokers - 2.1%
45,920	eHealth, Inc. +*	1,479,429	3,066,997
Total Financials		1,479,429	3,066,997

HEALTH CARE
	Biotechnology - 2.0%
124,597	CareDx, Inc. *	2,956,515	2,817,138
	Health Care Equipment - 8.5%
140,996	Cryoport, Inc. +*	2,435,538	2,305,990
40,856	Integer Holdings Corp. *	3,054,755	3,087,079
35,347	NuVasive, Inc. *	2,236,164	2,240,293
75,851	Tandem Diabetes Care, Inc. *	1,529,523	4,473,692
22,773	Vapotherm, Inc. +*	318,822	215,660
	Health Care Services - 3.7%
37,109	Addus HomeCare Corp. *	2,982,963	2,942,002
278,200	R1 RCM, Inc. *	3,371,666	2,484,326
	Health Care Supplies - 2.0%
156,653	Establishment Labs Holdings, Inc. *	3,317,493	2,962,308
	Health Care Technology - 1.3%
60,016	Health Catalyst, Inc. +*	2,314,033	1,898,906
	Life Sciences Tools & Services - 2.1%
30,457	PRA Health Sciences, Inc. *	2,174,651	3,022,248
Total Health Care		26,692,123	28,449,642

INDUSTRIALS
	Aerospace & Defense - 4.3%
72,778	AAR Corp.	3,054,695	2,999,182
45,728	Cubic Corp.	2,758,320	3,220,623
	Diversified Support Services - 2.1%
44,591	McGrath RentCorp	2,977,139	3,103,088
	Environmental & Facilities Services - 1.1%
96,021	BrightView Holdings, Inc. +*	1,770,211	1,646,760
	Industrial Machinery - 4.9%
151,785	Harsco Corp.	3,129,102	2,877,844
135,239	Kornit Digital Ltd. +*	2,917,892	4,162,656
	Office Services & Supplies - 2.1%
310,820	ACCO Brands Corp.	2,957,644	3,067,793
	Trading Companies & Distributors - 2.2%
109,042	H&E Equipment Services, Inc.	3,067,244	3,146,952
Total Industrials		22,632,247	24,224,898

INFORMATION TECHNOLOGY
	Application Software - 12.0%
134,529	Benefitfocus, Inc. +*	3,524,309	3,203,135
56,568	Ceridian HCM Holding, Inc. +*	2,487,567	2,792,762
208,543	Digital Turbine, Inc. +*	964,095	1,344,060
74,013	Smartsheet, Inc., Class A +*	1,461,563	2,666,688
83,936	Upland Software, Inc. +*	1,870,764	2,926,009
340,011	Zix Corp. *	3,307,289	2,461,680
25,835	Zoom Video Communications, Inc., Class A +*	1,180,181	1,968,627
	Communications Equipment - 3.4%
72,342	Calix, Inc. *	465,370	462,265
283,881	Infinera Corp. +*	909,687	1,547,152
54,346	Lumentum Holdings, Inc. *	2,863,725	2,910,772
	Data Processing & Outsourced Services - 6.0%
84,256	Evo Payments, Inc., Class A *	2,336,873	2,369,279
65,938	TTEC Holdings, Inc.	3,053,863	3,157,111
225,713	Verra Mobility Corp. +*	3,119,106	3,238,982
	Electronic Components - 4.1%
83,458	II-VI, Inc. +*	3,258,309	2,938,556
147,452	Knowles Corp. +*	3,080,184	2,999,174
	Electronic Equipment & Instruments - 2.1%
120,127	Napco Security Technologies, Inc. *	3,506,565	3,065,641
	Internet Services & Infrastructure - 1.4%
693,352	Limelight Networks, Inc. *	2,166,065	2,100,856
	Semiconductor Equipment - 1.9%
120,999	Enphase Energy, Inc. +*	1,497,218	2,689,808
Total Information Technology		41,052,733	44,842,557

Total Common Stocks		126,261,161	139,412,377

SHORT-TERM INVESTMENT - 5.1%
Money Market Deposit Account - 5.1%
7,340,327	US Bank N.A., 0.30%^	7,340,327	7,340,327
Total Money Market Deposit Account		7,340,327	7,340,327

Total Short-Term Investment		7,340,327	7,340,327

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 24.0%
Investment Company - 24.0%
34,754,442	Mount Vernon Liquid Asset Portfolio, LLC, 2.14%^	34,754,442	34,754,442
Total Investment Company		34,754,442	34,754,442

Total Investment Purchased with the Cash Proceeds from Securities Lending		34,754,442	34,754,442

Total Investments - 125.2%		$168,355,930	181,507,146
Liabilities in Excess of Other Assets - (25.2)%			(36,479,830)
TOTAL NET ASSETS - 100.0%			$145,027,316

+	All or a portion of this security was out on loan at September 30, 2019. Total loaned securities had a market value of $34,072,355 at September 30, 2019.
*	Non Income Producing.
^	The rate shown is the annualized seven day effective yield as of September 30, 2019.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2019:

	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$139,412,377	$-	$-	$139,412,377
Short-Term Investment	-	7,340,327		-	7,340,327
Investment Purchased with the Cash Proceeds from Securities Lending*	34,754,442		-	-	34,754,442
Total Investments	$34,754,442	$146,752,704	$-	$-	$181,507,146

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.
Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   November 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date   November 22, 2019

By (Signature and Title)  /s/ Benjamin J. Eirich
                                         Benjamin J. Eirich, Treasurer

Date   November 22, 2019